Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000046678
Shareholder Report [Line Items]
Fund Name	LSV Conservative Value Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	LSVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the LSV Conservative Value Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/conservative-value-equity-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/conservative-value-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Conservative Value Equity Fund, Institutional Class Shares	$41	0.35%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.35%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LSV Conservative Value Equity Fund, Institutional Class Shares - $231627	Russell 1000 Index (USD) - $332059
Oct/14	$100000	$100000
Oct/15	$100290	$104865
Oct/16	$104175	$109327
Oct/17	$126371	$135203
Oct/18	$128759	$144638
Oct/19	$139525	$165107
Oct/20	$120147	$183047
Oct/21	$177844	$262694
Oct/22	$173919	$219670
Oct/23	$174249	$240503
Oct/24	$231627	$332059

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
LSV Conservative Value Equity Fund, Institutional Class Shares	32.93%	10.67%	8.76%
Russell 1000 Index (USD)	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 135,628,000
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 248
InvestmentCompanyPortfolioTurnover	9.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	0.7%
Real Estate	1.7%
Utilities	2.0%
Materials	3.2%
Communication Services	7.3%
Consumer Staples	7.8%
Energy	8.2%
Consumer Discretionary	8.2%
Information Technology	8.7%
Industrials	11.8%
Health Care	16.0%
Financials	24.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/conservative-value-equity-fund/
C000142890
Shareholder Report [Line Items]
Fund Name	LSV Conservative Value Equity Fund
Class Name	Investor Class Shares
Trading Symbol	LVAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the LSV Conservative Value Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/conservative-value-equity-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/conservative-value-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Conservative Value Equity Fund, Investor Class Shares	$70	0.60%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LSV Conservative Value Equity Fund, Investor Class Shares - $22578	Russell 1000 Index (USD) - $33206
Oct/14	$10000	$10000
Oct/15	$10005	$10486
Oct/16	$10365	$10933
Oct/17	$12534	$13520
Oct/18	$12749	$14464
Oct/19	$13778	$16511
Oct/20	$11825	$18305
Oct/21	$17471	$26269
Oct/22	$17045	$21967
Oct/23	$17030	$24050
Oct/24	$22578	$33206

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
LSV Conservative Value Equity Fund, Investor Class Shares	32.58%	10.38%	8.48%
Russell 1000 Index (USD)	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 135,628,000
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 248
InvestmentCompanyPortfolioTurnover	9.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	0.7%
Real Estate	1.7%
Utilities	2.0%
Materials	3.2%
Communication Services	7.3%
Consumer Staples	7.8%
Energy	8.2%
Consumer Discretionary	8.2%
Information Technology	8.7%
Industrials	11.8%
Health Care	16.0%
Financials	24.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/conservative-value-equity-fund/